The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated September 30, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Capital Growth Fund – New Portfolio Manager and Investment Policy Change

Effective at the close of business on September 30, 2013, Jason Wulff, CFA, will replace Kelli Hill as the portfolio manager on the Sentinel Capital Growth Fund.

In addition, the Board of Directors of Sentinel Group Funds, Inc. approved a change to the non-fundamental investment policies of the Sentinel Capital Growth Fund in order to allow the Fund to invest without limitation in securities of foreign issuers.  This change to the Fund’s non-fundamental investment policies will become effective with the portfolio manager change referred to above.

Accordingly, effective at the close of business on September 30, 2013, the disclosure in the sections of the Prospectus relating to the investment strategies, investment risks and portfolio management of the Sentinel Capital Growth Fund is modified as stated below.

Fund Summaries – Sentinel Capital Growth Fund – Principal Investment Strategies.  The first three paragraphs in this section of the Prospectus are hereby modified to read in their entirety as follows:

The Fund normally invests primarily in a broad range of common stocks of companies that Sentinel believes have attractive business models, solid management and growth potential.

Sentinel looks to invest in high quality companies that are expected to grow as a result of superior investments, strong capital stewardship and unique positioning in attractive business segments.  When selecting investments, the focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to the market as a whole.

The Fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in a single industry.  While the Fund typically focuses on securities of U.S. companies, it may, without limitation, invest in securities of foreign issuers.

Fund Summaries – Sentinel Capital Growth Fund – Principal Investment Risks.  The following investment risk is added to the existing list of the Fund’s Principal Investment Risks:

  Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

Fund Summaries – Sentinel Capital Growth Fund – Management – Portfolio Manager.  This section of the Prospectus is hereby modified to read in its entirety as follows:

Portfolio Manager.  Jason Wulff, Vice President with Sentinel, has been a portfolio manager of the Fund since September 30, 2013.

(Supplement continued on next page)

Additional Information About Each Fund – Investment Objectives and Strategies – Sentinel Capital Growth Fund – Principal Investment Strategies.  The first three paragraphs in this section of the Prospectus are hereby modified to read in their entirety as follows:

The Fund normally invests primarily in a broad range of common stocks of companies that Sentinel believes have attractive business models, solid management and growth potential.

Sentinel attempts to identify high quality companies that are expected to grow as a result of superior investments, strong capital stewardship and unique positioning in attractive business segments. When selecting investments, the focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth.  In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to the market as a whole. Fundamental research, which may include the use of corporate financial reports and press releases, company presentations, meetings with management, general economic and industry data supplied by government agencies and trade associations, and research reports provided by Wall Street analysts, is used to identify attractively positioned companies with growth potential.  Additionally, the Fund uses quantitative analysis of relative valuation, returns, growth and trends to assist in portfolio construction.

Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in a given industry.  While the Fund typically focuses on securities of U.S. companies, the Fund may invest without limitation in securities of foreign issuers.

Management of the Funds – Capital Growth Fund.  This section of the Prospectus is hereby modified to read in its entirety as follows:

Jason Wulff manages the Capital Growth Fund.  Mr. Wulff, Vice President with Sentinel, has been employed by Sentinel since 2007.  He has been a portfolio manager of the Fund since September 30, 2013, and holds the Chartered Financial Analyst designation.

Sentinel Growth Leaders Fund – Change to Advisory Fee Rate and Portfolio Management Change

The Board of Directors of Sentinel Group Funds, Inc. (the “Board”), including a majority of the Board’s non-interested Directors, has approved an amendment to the investment advisory agreement between Sentinel Group Funds, Inc., on behalf of the Sentinel Growth Leaders Fund, and Sentinel Asset Management, Inc. (the “Adviser”) whereby, effective September 30, 2013, the Fund will pay the Adviser a monthly fee based on the annual rates shown below:

Average Daily Net Assets	Rate prior to September 30, 2013	Rate on and after September 30, 2013
First $500 million	0.90%	0.70%
Next $300 million	0.85%	0.65%
Next $200 million	0.80%	0.60%
Next $1 billion	0.70%	0.50%
In excess of $2 billion	0.60%	0.40%

In addition, the Board, including a majority of the Board’s non-interested Directors, has determined to terminate the Fee Waiver/Expense Reimbursement Agreement, dated as of March 30, 2013, between the Fund and the Adviser (the “Fee Waiver Agreement”) under which the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Fund are capped at 1.45% of average daily net assets attributable to Class A shares of the Fund.  The Fee Waiver Agreement will terminate at the close of business December 31, 2013.

(September 30, 2013 Supplement to the Sentinel Group Funds, Inc. Prospectus (Page 2 of 5))

Accordingly, effective September 30, 2013, the Annual Fund Operating Expenses table in the section of the Prospectus titled “Fund Summaries – Sentinel Growth Leaders Fund – Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.70%[1]	0.70%[1]	0.70%[1]
Distribution and/or Service (12b-1) Fees	0.25%^	1.00%+	None
Other Expenses	0.41%	1.54%	0.41%
Total Annual Fund Operating Expenses	1.36%	3.24%	1.11%

* You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

 1 Management fees have been restated to reflect a reduction in the maximum management fee from 0.90% to 0.70% effective September 30, 2013.  Because of this restatement, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s most recent annual report.

^12b-1 fees have been restated to reflect a reduction in the maximum fee from 0.30% to 0.25% effective June 30, 2012. Because of this restatement, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.

+ 12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall distribution fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.

In addition, the section of the Prospectus titled “Management of the Funds” is hereby modified by deleting the following paragraph in its entirety:

“Sentinel has contractually agreed, effective March 30, 2013, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Growth Leaders Fund, on an annualized basis, to 1.45% of average daily net assets attributable to Class A shares through March 31, 2014. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund. To the extent this fee waiver and/or expense reimbursement results in a waiver by Sentinel of advisory fees, the Fund's other share classes will benefit to the extent of such waiver.”

and replacing it with the following paragraph:

“Sentinel has contractually agreed, effective March 30, 2013, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Growth Leaders Fund, on an annualized basis, to 1.45% of average daily net assets attributable to Class A shares.  The fee waiver/expense reimbursement will terminate effective at the close of business on December 31, 2013.  To the extent this fee waiver and/or expense reimbursement results in a waiver by Sentinel of advisory fees, the Fund's other share classes will benefit to the extent of such waiver.”

Effective at the close of business on September 30, 2013, Jason Wulff, CFA, currently a co-portfolio manager of the Sentinel Growth Leaders Fund, will assume sole portfolio management responsibilities for the Fund.  Accordingly, effective at the close of business on September 30, 2013, the disclosure in the sections of the Prospectus relating to the portfolio management of the Sentinel Growth Leaders Fund is modified as stated below.

(September 30, 2013 Supplement to the Sentinel Group Funds, Inc. Prospectus (Page 3 of 5))

Fund Summaries – Sentinel Growth Leaders Fund – Management – Portfolio Managers.  This section of the Prospectus is hereby modified to read in its entirety as follows:

Portfolio Manager.  Jason Wulff, Vice President with Sentinel, has been a portfolio manager of the Fund since March 30, 2013.

Management of the Funds –Growth Leaders Fund.  This section of the Prospectus is hereby modified to read in its entirety as follows:

Mr. Wulff manages the Growth Leaders Fund.  Mr. Wulff has managed or co-managed the Fund since March 30, 2013.

Sentinel Sustainable Core Opportunities Fund – Portfolio Management Change

Effective at the close of business on September 30, 2013, Helena Ocampo, currently a co-portfolio manager of the Sentinel Sustainable Core Opportunities Fund, will assume sole portfolio management responsibilities for the Fund.  Accordingly, effective at the close of business on September 30, 2013, the disclosure in the sections of the Prospectus relating to the portfolio management of the Sentinel Sustainable Core Opportunities Fund is modified as stated below.

Fund Summaries – Sentinel Sustainable Core Opportunities Fund – Management – Portfolio Managers.  This section of the Prospectus is hereby modified to read in its entirety as follows:

Portfolio Manager.  Helena Ocampo, Vice President with Sentinel, has been a portfolio manager of the Fund since 2008.

Management of the Funds –Sustainable Core Opportunities Fund.  This section of the Prospectus is hereby modified to read in its entirety as follows:

Helena Ocampo manages the Sustainable Core Opportunities Fund.  Ms. Ocampo has been employed by Sentinel since 2005, and has managed or co-managed the Fund since 2008.

Sentinel Mid Cap Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Mid Cap Fund is modified as stated below.

Fund Summaries – Sentinel Mid Cap Fund – Principal Investment Strategies.  The second sentence in the second paragraph of this section of the Prospectus that begins with “For portfolio construction purposes…” is hereby deleted in its entirety.

Additional Information About Each Fund – Investment Objectives and Strategies – Sentinel Mid Cap Fund – Principal Investment Strategies.  The third sentence in the second paragraph of this section of the Prospectus that begins with “For portfolio construction purposes…” is hereby deleted in its entirety.

Sentinel Small Company Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Small Company Fund is modified as stated below.

(September 30, 2013 Supplement to the Sentinel Group Funds, Inc. Prospectus (Page 4 of 5))

Fund Summaries – Sentinel Small Company Fund  – Principal Investment Strategies.  The second sentence in the second paragraph of this section of the Prospectus that begins with “For portfolio construction purposes…” is hereby deleted in its entirety.

Additional Information About Each Fund – Investment Objectives and Strategies – Sentinel Small Company Fund – Principal Investment Strategies.  The second sentence in the second paragraph of this section of the Prospectus that begins with “For portfolio construction purposes…” is hereby deleted in its entirety.

Sentinel Sustainable Mid Cap Opportunities Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Sustainable Mid Cap Opportunities Fund is modified as stated below.

Fund Summaries – Sentinel Sustainable Mid Cap Opportunities Fund – Principal Investment Strategies.  The second sentence in the second paragraph of this section of the Prospectus that begins with “For portfolio construction purposes…” is hereby deleted in its entirety.

Additional Information About Each Fund – Investment Objectives and Strategies – Sentinel Sustainable Mid Cap Opportunities Fund – Principal Investment Strategies.  The third sentence in the second paragraph of this section of the Prospectus that begins with “For portfolio construction purposes…” is hereby deleted in its entirety.